UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21063
                                                     ---------------------

                         BACAP Opportunity Strategy, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             101 South Tryon Street
                               Charlotte, NC 28255
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        National Corporate Research, Ltd.
                            615 South DuPont Highway
                                 County of Kent
                                  City of Dover
                             State of Delaware 19901
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 704-388-4353
                                                            --------------
                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

------------------------------------------------ BACAP OPPORTUNITY STRATEGY, LLC

FINANCIAL STATEMENTS
(UNAUDITED)

FOR THE SIX MONTHS ENDED
JUNE 30, 2003

                         BACAP OPPORTUNITY STRATEGY, LLC

                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003







                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital .....................    1
Statement of Operations....................................................    2
Statement of Changes in Members' Capital - Net Assets......................    3
Notes to Financial Statements..............................................    4
Schedule of Portfolio Investments..........................................   11
Schedule of Securities Sold, Not Yet Purchased.............................   18

BACAP OPPORTUNITY STRATEGY, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                           JUNE 30, 2003
                                                                                            (UNAUDITED)
ASSETS

Investments in securities, at market value (cost - $31,526)                                  $  36,445
Deposit with Prime Broker for securities sold, not yet purchased                                 5,269
Receivable for investment securities sold                                                        3,683
Pre paid insurance                                                                                  73
Interest receivable                                                                                  8
Dividends receivable                                                                                 2
                                                                                             ----------

       TOTAL ASSETS                                                                             45,480
                                                                                             ----------

LIABILITIES

Securities sold, not yet purchased, at market value (proceeds - $5,961)                          6,508
Payable for investment securities purchased                                                      2,335
Withdrawals payable                                                                              1,868
Management fee payable                                                                              15
Dividends payable on securities sold, not yet purchased                                              8
Accrued expenses                                                                                   189
                                                                                             ----------

       TOTAL LIABILITIES                                                                        10,923
                                                                                             ----------

             MEMBERS' CAPITAL                                                                $  34,557
                                                                                             ==========

MEMBERS' CAPITAL

Represented by:
Paid in Capital                                                                              $  30,185
Net unrealized appreciation on investments and
   securities sold, not yet purchased                                                            4,372
                                                                                             ----------

       MEMBERS' CAPITAL                                                                      $  34,557
                                                                                             ==========

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS ENDED
                                                                                         JUNE 30, 2003
                                                                                          (UNAUDITED)

INVESTMENT INCOME
    Interest                                                                                $    96
    Dividends                                                                                    46
                                                                                            --------
                                                                                                142
                                                                                            --------
EXPENSES
    Management fees                                                                             149
    Accounting and investor servicing fees                                                       62
    Custodian fees                                                                               54
    Prime broker fees                                                                            53
    Professional fees                                                                            49
    Insurance fees                                                                               44
    Dividends on securities sold, not yet purchased                                              38
    Organizational costs                                                                         33
    Board of Managers' fees and expenses                                                         17
    Miscellaneous                                                                                51
                                                                                            --------
          TOTAL GROSS EXPENSES                                                                  550
          LESS: EXPENSE WAIVER                                                                 (179)
                                                                                            --------
          TOTAL NET EXPENSE                                                                     371

          NET INVESTMENT LOSS                                                                  (229)
                                                                                            --------

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    NET REALIZED GAIN (LOSS) FROM:
       Investment securities                                                                  1,807
       Purchased options                                                                       (748)
       Securities sold, not yet purchased                                                      (470)
                                                                                            --------

          NET REALIZED GAIN ON INVESTMENTS                                                      589

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                      4,584
                                                                                            --------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                     5,173
                                                                                            --------

          NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                        $ 4,944
                                                                                            ========

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                          (UNAUDITED)
                                                    ------------------------------------------------------------
                                                       AFFILIATED
                                                         MEMBER             MEMBERS                TOTAL
                                                    -----------------  -------------------  --------------------

MEMBERS' CAPITAL, OCTOBER 1, 2002                            $ 100             $     --              $    100

Capital contributions                                           --               23,701                23,701
Offering Costs                                                  (2)                (215)                 (217)
Re-allocation of organizational costs                          187                 (187)                   --
Net investment income (loss)                                    (2)                 (83)                  (85)
Net realized gain on investments                                 6                  360                   366
Net unrealized depreciation on investments                      (1)                (211)                 (212)
                                                    ---------------  -------------------  --------------------

MEMBERS' CAPITAL, DECEMBER 31, 2002                          $ 288             $ 23,365              $ 23,653

Capital contributions                                           --                7,843                 7,843
Capital withdrawals                                           (189)              (1,679)               (1,868)
Offering Costs                                                  --                  (15)                  (15)
Net investment income (loss)                                    (1)                (228)                 (229)
Net realized gain on investments                                 5                  584                   589
Net unrealized appreciation on investments                      45                4,539                 4,584
Incentive allocation                                            53                  (53)                   --
                                                    ---------------  -------------------  --------------------

MEMBERS' CAPITAL, JUNE 30, 2003                              $ 201             $ 34,356              $ 34,557
                                                    ===============  ===================  ====================


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

    1.   ORGANIZATION

         BACAP Opportunity Strategy, LLC (the "Fund") was organized as a limited liability company under the laws of the State of Delaware in March 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, closed-end management investment company. The Fund's term is perpetual unless the Fund is otherwise terminated under the terms of the First Amended and Restated Limited Liability Company Agreement (the "Agreement") dated as of June 27, 2003. The Fund's investment objective is to achieve long-term capital appreciation. It pursues this objective by investing its assets primarily in long and short positions in securities of (i) companies engaged in developing, producing or delivering technology related products or services; (ii) companies that may benefit from, or be disadvantaged by, technology related products or services and (iii) companies that derive significant revenues from businesses that may be affected by technological events and advances. The Fund's portfolio of securities in the technology area is expected to consist primarily of equity securities of both U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         The Board of Managers of the Fund ("Board of Managers") provides broad oversight over the operations and affairs of the Fund. BACAP Advisory Partners, LLC (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Fund and is responsible for managing the Fund's investment activities pursuant to an investment advisory agreement. BACAP Distributors, LLC (formerly known as Banc of America Advisors, LLC) is the managing member and controlling person of the Adviser. Alkeon Capital Management, LLC, a member of the Adviser, has been retained to serve as the Fund's sub-adviser and provides day-to-day investment management services to the Fund, subject to the general supervision of the Adviser.

         The acceptance of initial and additional capital contributions from members of the Fund ("Members") is subject to approval by the Board of Managers. The interests of Members are represented by limited liability company interests ("Interests"). The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. Such repurchases are made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Fund offer to repurchase Interests from Members twice each year, effective as of June 30 and December 31 of each year. The Fund can be dissolved if a Member's written request made in accordance with the Agreement to liquidate their entire interest has not been repurchased by the Fund within two years from the date of request.

    2.   SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent;

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         however, actual results could differ from these estimates. Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis.

         A.  PORTFOLIO VALUATION

         Domestic exchange traded securities (other than equity securities traded primarily on the NASDAQ Stock Market, Inc. ("NASDAQ") and options) will be valued at their last composite sale prices on the date of valuation as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by such exchange. Exchange traded options are valued at their latest reported sales price as reported by the exchange. Over the counter options will generally be valued using the mean between the latest bid or ask prices. If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ's best offer price if the last trade price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price.) If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the net assets of the fund. If no sale is shown on NASDAQ, the bid price will be used or ask price (in the case of securities sold short). If no sale is shown and no bid or ask price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth by the Board of Managers and/or its Valuation Committee (the "Valuation Committee").

         Debt securities are valued in accordance with the procedures described above. Alternatively, debt securities may be valued by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers and/or the Valuation Committee will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         B.  CASH EQUIVALENTS

         The Fund treats all highly-liquid financial instruments that mature within three months as cash equivalents. The fund did not hold cash equivalents at June 30, 2003.

         C.   INCOME TAXES

         The Fund is a limited liability company and has elected to be treated as a Partnership for federal income tax purposes. No provision for the payment of Federal, state or local income taxes on the profits of the Fund has been made. The Members are individually liable for the income taxes on their share of the Fund's income.

         D.   ORGANIZATIONAL EXPENSES AND OFFERING COSTS

         The Fund's organizational expenses of $33,086 have been expensed as incurred. Offering costs of $15,177 were charged directly to capital. In order to achieve a more equitable distribution of the impact of organizational expenses and offering costs among Members, the allocation of these expenses and costs are adjusted as of each date during the one year period following commencement of the Fund's operations that additional capital is contributed to the Fund by Members.

    3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         In consideration of services provided by the Adviser, the Fund pays the Adviser a fee computed and paid monthly at the annual rate of 1.00% of the aggregate value of outstanding Interests determined as of the last day of each month (before reduction for any repurchase of Interests or the Incentive Allocation (as defined below)).

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         The Fund's portfolio transactions may be executed by brokerage firms affiliated with the Adviser and Alkeon Capital Management, L.L.C.. During the six months ended June 30, 2003, Banc of America Securities LLC and Mainsail Group LLC earned $8,804 and $17,198, respectively in brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The Adviser serves as the Special Advisory Member of the Fund. In such capacity, the Adviser is entitled to receive a performance-based incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member, generally computed as of the end of each calendar year, of 20% of the net profits allocated to the Member. The Incentive Allocation will apply only to net profits allocable to the Member for the applicable period that exceed previously allocated net losses. During six months ended June 30, 2003, An Incentive Allocation of $52,573 was made to the Adviser.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" (as defined by the Act) of the Fund, receives an annual retainer of $11,000 plus $1,000 for each meeting attended. All non-interested Managers are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2003, fees (including meeting fees and the annual retainer) and expenses paid to the Managers totaled $17,276.

         PFPC Trust Company (the "Custodian") serves as custodian of the Fund's assets. PFPC Inc. serves as the Administrator, Investor Services and Accounting Agent to the Fund and in that capacity provides certain administration, accounting, record keeping, tax and investor related services. PFPC Inc. has waived $35,337 of its fees for the six months ended June 30, 2003.

         The Adviser has entered into an agreement with the Fund to waive its fees or absorb Fund expenses to the extent necessary to limit the total annual ordinary operating expenses of the Fund to 2.30%, excluding organization and offering costs. The Adviser is entitled to be reimbursed by the Fund any fees waived or expenses absorbed by the Adviser during the three year period following such waiver or absorption of expense to the extent that such reimbursement would not cause the Fund to exceed the expense limitation in effect at the time of recovery. At June 30, 2003, the amount potentially recoverable is $347,490, representing an increase of $143,528 from December 31, 2002.

    4.   SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities for the six months ended June 30, 2003, amounted to $83,222,677, and $64,040,419, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $20,893,156 and $20,816,750, respectively.

         At June 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2003, accumulated net unrealized depreciation on investments was $4,371,722, consisting of $5,776,188 gross unrealized appreciation and $1,404,466 gross unrealized depreciation.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    5.   SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pays interest on outstanding margin borrowings. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2003, and for the six months then ended, the Fund had no outstanding margin borrowings.

    6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital. There were no transactions in forward contracts during the six months ended June 30, 2003.

         The Fund maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby create a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Fund's ultimate obligation to such securities may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         A risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         For the six months ended June 30, 2003 transactions in purchased options were as follows:


                                                                   PUT OPTIONS                            CALL OPTIONS
                                                                   -----------                            ------------
                                                            NUMBER                                NUMBER
                                                         OF CONTRACTS         COST              OF CONTRACTS             COST
                                                         ------------         ----              ------------             ----

            Beginning balance                                1,394         $  867,216                283              $ 597,509

            Options purchased                               11,207            861,911                  0                      0

            Options Expired                                   (999)          (138,671)               (98)               (98,554)

            Options closed                                  (4,282)          (462,986)              (185)              (498,955)
                                                           -------         ----------              -----              ---------

            Options outstanding at
             June 30, 2003                                   7,320         $1,127,470                  0              $       0
                                                           =======         ==========              =====              =========


         When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value. During the six months ended June 30, 2003, there were no transactions in written options.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    7.   FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period:


                                                                                              OCTOBER 1, 2002
                                                                                             (COMMENCEMENT OF
                                                                 SIX MONTHS ENDED           OPERATIONS) THROUGH
                                                                  JUNE 30, 2003**           DECEMBER 31, 2002**
                                                                 ----------------           -------------------
         Net assets, end of period (000)                             $  34,557                    $  23,653
         Ratio of net investment income (loss) to
            average net assets*                                        (1.45%)                      (2.25%)
         Ratio of expenses to average net assets
            (excluding organizational expenses)*                       (2.30%)                      (2.30%)
         Ratio of expenses to average net assets,
            net of waivers *                                           (2.41%)                      (3.23%)
         Ratio of expenses to average net assets,
            gross of waivers *                                         (3.64%)                      (7.33%)
         Portfolio turnover rate                                          202%                         273%
         Total return                                                   12.01%                      (0.51%)

         * Ratios are annualized and reflect the re-allocation of organizational expenses to all Members outlined in Note 2d.
         ** Net investment income (loss) ratio, expenses to average net assets ratio and total return are calculated for the Members as a whole. An individual Member's return may vary from this return based on the timing of capital transactions.


     8.  SUBSEQUENT EVENTS

         Effective July 1, 2003, the Fund received capital contributions from members of $1,119,600.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
SHARES                                                             MARKET VALUE
                                                                      (000'S)

         COMMON STOCK - 103.73%
           AEROSPACE / DEFENSE - EQUIPMENT - 0.59%
  7,870      United Defense Industries, Inc.*                   (a)   $   204
                                                                      -------
           APPLICATIONS SOFTWARE - 6.94%
 17,160      Compuware Corp.*                                   (a)        98
 10,460      Mercury Interactive Corp.*                         (a)       405
 73,920      Microsoft Corp.                                    (a)     1,896
                                                                      -------
                                                                        2,399
                                                                      -------
           BATTERIES / BATTERY SYSTEMS - 0.45%
 15,600      Ultralife Batteries, Inc.*                                   156
                                                                      -------
           BROADCASTING SERVICES / PROGRAMMING - 0.07%
 12,900      Digital Generation Systems, Inc.*                             25
                                                                      -------
           BUILDING & CONSTRUCTION - MISCELLANEOUS - 0.22%
  4,600      Dycom Industries, Inc.*                                       75
                                                                      -------
           CABLE TELEVISION - 1.77%
  9,860      Comcast Corp., Special Class A*                    (a)       286
  9,420      EchoStar Communications Corp., Class A*            (a)       326
                                                                      -------
                                                                          612
                                                                      -------
           COMPUTERS - 2.62%
 17,110      Dell Computer Corp.*                               (a)       545
  8,800      Hewlett-Packard Co.                                (a)       187
  2,100      International Business Machines Corp.                        173
                                                                      -------
                                                                          905
                                                                      -------
           COMPUTERS - INTEGRATED SYSTEMS - 0.12%
  3,000      McDATA Corp., Class B*                                        43
                                                                      -------
           COMPUTERS - MEMORY DEVICES - 2.70%
  8,620      Advanced Digital Information Corp.*                (a)        86
  5,350      Hutchinson Technology, Inc.*                       (a)       177
 25,100      Lexar Media, Inc.*                                           237
  8,900      M-Systems Flash Disk Pioneers Ltd.*                           99
 39,250      Quantum Corp.*                                     (a)       159
  6,800      Storage Technology Corp.*                                    175
                                                                      -------
                                                                          933
                                                                      -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
SHARES                                                             MARKET VALUE
                                                                      (000'S)

         COMMON STOCK (CONTINUED)
           COMPUTERS - PERIPHERAL EQUIPMENT - 0.59%
  2,900      Lexmark International, Inc.*                             $   205
                                                                      -------
           CONSULTING SERVICES - 1.91%
 23,380      Accenture Ltd., Class A*                           (a)       423
 24,800      BearingPoint, Inc.*                                (a)       239
                                                                      -------
                                                                          662
                                                                      -------
           DATA PROCESSING / MANAGEMENT - 3.09%
 20,490      Legato Systems, Inc.*                              (a)       173
 31,120      VERITAS Software Corp.*                            (a)       896
                                                                      -------
                                                                        1,069
                                                                      -------
           DENTAL SUPPLIES & EQUIPMENT - 1.17%
  9,420      DENTSPLY International, Inc.                       (a)       386
                                                                      -------
           E-COMMERCE / PRODUCTS - 0.54%
  5,160      Amazon.com, Inc.*                                  (a)       187
                                                                      -------
           E-COMMERCE / SERVICES - 4.86%
 44,500      HomeStore, Inc.*                                              77
 26,640      InterActiveCorp*                                   (a)     1,047
  5,200      Monster Worldwide, Inc.*                                     103
 20,316      Priceline.com, Inc.*                                         453
                                                                      -------
                                                                        1,680
                                                                      -------
           E-MARKETING / INFORMATION - 1.87%
 34,700      aQuantive, Inc.*                                   (a)       364
 21,680      DoubleClick, Inc.*                                 (a)       201
 13,700      ValueClick, Inc.*                                             83
                                                                      -------
                                                                          648
                                                                      -------
           ELECTRONIC COMPONENTS - MISCELLANEOUS - 3.20%
  4,500      Benchmark Electronics, Inc.*                       (a)       138
 14,720      Jabil Circuit, Inc.*                               (a)       325
 35,400      Sanmina-SCI Corp.*                                           224
 16,000      Solectron Corp.*                                              60
 27,160      Vishay Intertechnology, Inc.*                      (a)       359
                                                                      -------
                                                                        1,106
                                                                      -------


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
SHARES                                                             MARKET VALUE
                                                                      (000'S)

         COMMON STOCK (CONTINUED)
           ELECTRONIC COMPONENTS - SEMICONDUCTORS - 8.20%
110,200      Agere Systems Inc., Class A*                       (a)   $   257
 43,260      Altera Corp.*                                      (a)       712
 13,700      Broadcom Corp., Class A*                           (a)       341
 17,405      Intersil Corp., Class A*                           (a)       463
 27,400      LSI Logic Corp.*                                             194
  6,800      NVIDIA Corp.*                                                156
  4,600      PMC-Sierra, Inc.*                                             54
 10,300      Silicon Laboratories, Inc.*                                  274
 26,600      Skyworks Solutions, Inc.*                                    180
 13,700      TranSwitch Corp.*                                             19
  7,330      Xilinx, Inc.*                                      (a)       185
                                                                      -------
                                                                        2,835
                                                                      -------
           ELECTRONIC CONNECTORS - 0.65%
  4,800      Amphenol Corp.*                                    (a)       225
                                                                      -------
           ELECTRONIC MEASURING INSTRUMENTS - 0.37%
  5,500      Trimble Navigation Ltd.*                                     127
                                                                      -------
           ENTERPRISE SOFTWARE / SERVICES - 2.23%
 28,130      Oracle Corp.*                                      (a)       338
 14,820      SAP AG - Sponsored ADR                                       433
                                                                      -------
                                                                          771
                                                                      -------
           ENTERTAINMENT SOFTWARE - 2.03%
 21,150      Activision, Inc.*                                  (a)       272
 23,900      THQ, Inc.*                                                   430
                                                                      -------
                                                                          702
                                                                      -------
           FILTRATION / SEPARATION PRODUCTS - 0.96%
 14,710      Pall Corp.                                         (a)       331
                                                                      -------
           FINANCE - INVESTMENT BANKER / BROKER - 0.74%
 30,100      E*TRADE Group, Inc.*                                         256
                                                                      -------
           INDUSTRIAL AUDIO & VIDEO PRODUCTS - 0.72%
 27,500      Imax Corp.*                                                  248
                                                                      -------


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
SHARES                                                             MARKET VALUE
                                                                      (000'S)

         COMMON STOCK (CONTINUED)
           INTERNET APPLICATION SOFTWARE - 1.06%
 14,500      At Road, Inc.*                                     (a)   $   158
 12,760      BroadVision, Inc.*                                 (a)        71
 42,241      Portal Software, Inc.*                                        80
  8,500      RealNetworks, Inc.*                                           57
                                                                      -------
                                                                          366
                                                                      -------
           INTERNET CONNECTIVITY SERVICES - 0.23%
  6,700      PC-Tel, Inc.*                                                 79
                                                                      -------
           INTERNET CONTENT - ENTERTAINMENT - 2.22%
 21,060      Netease.com, Inc. - Sponsored ADR*                           768
                                                                      -------
           INTERNET CONTENT - INFORMATION / NETWORK - 3.78%
 22,700      Click2learn, Inc.*                                            39
 26,050      Harris Interactive, Inc.*                          (a)       168
 54,280      SINA Corp.*                                        (a)     1,100
                                                                      -------
                                                                        1,307
                                                                      -------
           MACHINERY - GENERAL INDUSTRIAL - 1.02%
 11,800      Dover Corp.                                        (a)       354
                                                                      -------
           MEDICAL - BIOMEDICAL / GENETICS - 1.15%
  6,600      IDEC Pharmaceuticals Corp.*                                  224
 12,300      Protein Design Labs, Inc.*                                   175
                                                                      -------
                                                                          399
                                                                      -------
           MEDICAL - DRUGS - 1.14%
  6,700      Angiotech Pharmaceuticals, Inc.*                   (a)       272
  3,400      MedImmune, Inc.*                                             124
                                                                      -------
                                                                          396
                                                                      -------
           MEDICAL - HMO - 0.98%
  4,380      Anthem, Inc.*                                      (a)       338
                                                                      -------
           MEDICAL - WHOLESALE DRUG DISTRIBUTION - 1.24%
  6,200      AmerisourceBergen Corp.                            (a)       430
                                                                      -------
           MEDICAL INSTRUMENTS - 0.97%
  8,270      Beckman Coulter, Inc.                              (a)       336
                                                                      -------


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
SHARES                                                             MARKET VALUE
                                                                      (000'S)

         COMMON STOCK (CONTINUED)
           MEDICAL PRODUCTS - 1.33%
  8,780      Henry Schein, Inc.*                                (a)   $   461
                                                                      -------
           MULTIMEDIA - 0.87%
  3,400      Scripps (E.W.) Co., Class A                                  302
                                                                      -------
           NETWORKING PRODUCTS - 3.95%
 55,550      Cisco Systems, Inc.*                               (a)       933
 24,100      Enterasys Networks, Inc.*                                     73
 24,070      Juniper Networks, Inc.*                            (a)       300
 67,200      Tellium, Inc.*                                                59
                                                                      -------
                                                                        1,365
                                                                      -------
           OIL - FIELD SERVICES - 0.62%
 10,980      Varco International, Inc.*                         (a)       215
                                                                      -------
           OIL FIELD MACHINERY & EQUIPMENT - 0.50%
  8,150      FMC Technologies, Inc.*                            (a)       172
                                                                      -------
           REGISTERED INVESTMENT COMPANY - 2.58%
 14,930      Nasdaq - 100 Index Tracking Stock*              (a)(b)       447
 26,080      Technology Select Sector SPDR Fund*             (a)(b)       445
                                                                      -------
                                                                          892
                                                                      -------
           SCHOOLS - 4.41%
  7,900      Apollo Group, Inc., Class A*                       (a)       488
  9,810      Career Education Corp.*                            (a)       670
  6,900      Education Management Corp.*                        (a)       366
                                                                      -------
                                                                        1,524
                                                                      -------
           SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 7.69%
 18,070      Analog Devices, Inc.*                              (a)       629
 16,700      Integrated Circuit Systems, Inc.*                  (a)       525
 10,860      Linear Technology Corp.                            (a)       352
  8,100      Marvell Technology Group Ltd.*                               278
  8,620      Maxim Integrated Products, Inc.                    (a)       294
 11,730      Taiwan Semiconductor Manufacturing Company
             Ltd. -Sponsored ADR*                               (a)       118


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
SHARES                                                             MARKET VALUE
                                                                      (000'S)

         COMMON STOCK (CONTINUED)
           SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS
           (CONTINUED) - 7.69%
 57,570      United Microelectronics Corp. - Sponsored ADR*     (a)   $   216
 50,200      Vitesse Semiconductor Corp.*                                 245
                                                                      -------
                                                                        2,657
                                                                      -------
           SEMICONDUCTOR EQUIPMENT - 5.91%
 35,900      Applied Materials, Inc.*                           (a)       569
 27,400      Axcelis Technologies, Inc.*                        (a)       167
  2,384      FormFactor, Inc.*                                             42
  7,030      KLA-Tencor Corp.*                                  (a)       327
 31,510      Lam Research Corp.*                                (a)       574
  9,910      Novellus Systems, Inc.*                            (a)       363
                                                                      -------
                                                                        2,042
                                                                      -------
           TELECOMMUNICATIONS EQUIPMENT - 4.20%
 45,400      Alcatel SA - Sponsored ADR*                        (a)       406
  4,400      AudioCodes Ltd.*                                   (a)        21
 17,700      Avaya, Inc.*                                       (a)       114
 15,840      Nokia Oyj - Sponsored ADR                          (a)       260
211,510      Nortel Networks Corp.*                             (a)       571
 15,000      Sonus Networks, Inc.*                                         73
  1,400      Symmetricom, Inc.*                                             6
                                                                      -------
                                                                        1,451
                                                                      -------
           TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - 0.28%
  9,100      Optical Communication Products, Inc.*                         16
 20,770      Sycamore Networks, Inc.*                           (a)        80
                                                                      -------
                                                                           96
                                                                      -------
           TELEPHONE - INTEGRATED - 0.96%
  8,430      Verizon Communications, Inc.                       (a)       333
                                                                      -------
           THERAPEUTICS - 0.58%
  3,300      Gilead Sciences, Inc.*                                       184
  1,400      Hollis-Eden Pharmaceuticals, Inc.*                            17
                                                                      -------
                                                                          201
                                                                      -------
           TRANSPORT - SERVICES - 0.15%
    800      United Parcel Service, Inc., Class B            (a)(b)        51
                                                                      -------


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
SHARES                                                             MARKET VALUE
                                                                      (000'S)

         COMMON STOCK (CONTINUED)
           WEB HOSTING / DESIGN - 0.88%
 17,900      eCollege.com, Inc.*                                      $   203
  4,800      Macromedia, Inc.*                                            101
                                                                      -------
                                                                          304
                                                                      -------
           WEB PORTALS / ISP - 6.18%
 45,190      EarthLink, Inc.*                                   (a)       361
 25,160      Sohu.com, Inc.*                                    (a)       856
 12,400      United Online, Inc.*                                         314
 18,450      Yahoo!, Inc.*                                      (a)       603
                                                                      -------
                                                                        2,134
                                                                      -------
           WIRELESS EQUIPMENT - 0.24%
 13,400      Powerwave Technologies, Inc.*                                 83
                                                                      -------
             TOTAL COMMON STOCK (COST $30,399)                         35,846
                                                                      =======

CONTRACTS

         PUT OPTIONS - 1.73%
           REGISTERED INVESTMENT COMPANY - 1.72%
    402      Nasdaq - 100 Index Tracking Stock, 01/17/04, $30.00           98
  2,600      Nasdaq - 100 Index Tracking Stock, 09/20/03, $26.00          104
  3,900      Nasdaq - 100 Index Tracking Stock, 12/20/03, $25.00          273
    383      Technology Select Sector SPDR Fund, 01/17/04, $20.00         119
                                                                      -------
                                                                          594
                                                                      -------
           TRANSPORT - SERVICES - 0.01%
     35      United Parcel Service, Inc., Class B, 01/17/04, $60.00         5
                                                                      -------
             TOTAL PUT OPTIONS (COST $1,127)                              599
                                                                      =======

             TOTAL INVESTMENTS (COST $31,526) - 105.46%                36,445
                                                                      -------
             OTHER ASSETS, LESS LIABILITIES - (5.46%)                  (1,888)
                                                                      -------
             NET ASSETS - 100.00%                                     $34,557
                                                                      =======

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) Security held in connection with an open put or call option contract.
*   Non-income producing security.
ADR - American Depository Receipt


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
SHARES                                                             MARKET VALUE
                                                                      (000'S)

         SECURITIES SOLD, NOT YET PURCHASED - (18.83%)
           APPLICATIONS SOFTWARE - (0.23%)
  2,140      National Instruments Corp.                                $   (81)
                                                                       -------
           CAPACITORS - (0.21%)
  7,050      KEMET Corp.                                                   (71)
                                                                       -------
           CASINO HOTELS - (0.29%)
  2,510      Harrah's Entertainment, Inc.                                 (101)
                                                                       -------
           CHEMICALS - SPECIALTY - (0.70%)
  4,820      Cabot Microelectronics Corp.                                 (243)
                                                                       -------
           COMMERCIAL SERVICES - (0.27%)
  2,700      ChoicePoint, Inc.                                             (93)
                                                                       -------
           COMMERCIAL SERVICES - FINANCE - (0.56%)
  3,010      H&R Block, Inc.                                              (130)
  2,200      Paychex, Inc.                                                 (65)
                                                                       -------
                                                                          (195)
                                                                       -------
           COMPUTER SERVICES - (0.37%)
  4,840      Manhattan Associates, Inc.                                   (126)
                                                                       -------
           CONSULTING SERVICES - (0.35%)
  3,020      Corporate Executive Board Co.                                (122)
                                                                       -------
           CRUISE LINES - (0.54%)
  5,700      Carnival Corp.                                               (185)
                                                                       -------
           DATA PROCESSING / MANAGEMENT - (0.46%)
  4,300      Acxiom Corp.                                                  (66)
  4,800      Documentum, Inc.                                              (94)
                                                                       -------
                                                                          (160)
                                                                       -------
           DENTAL SUPPLIES & EQUIPMENT - (0.57%)
  4,340      Patterson Dental Co.                                         (197)
                                                                       -------
           DISTRIBUTION / WHOLESALE - (0.53%)
  6,890      Tech Data Corp.                                              (184)
                                                                       -------
           DIVERSIFIED MANUFACTURING OPERATIONS - (0.47%)
  5,700      General Electric Co.                                         (163)
                                                                       -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
SHARES                                                             MARKET VALUE
                                                                      (000'S)

         SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
           E-SERVICES / CONSULTING - (0.37%)
  8,020      Websense, Inc.                                            $  (126)
                                                                       -------
           ELECTRIC PRODUCTS - MISCELLANEOUS - (0.17%)
  2,140      Molex, Inc.                                                   (59)
                                                                       -------
           ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.16%)
  4,860      AVX Corp.                                                     (54)
                                                                       -------
           ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.87%)
  5,100      Cree, Inc.                                                    (83)
 15,200      Fairchild Semiconductor International, Inc.                  (194)
  6,400      Lattice Semiconductor Corp.                                   (53)
  2,700      Microchip Technology, Inc.                                    (67)
  7,610      Semtech Corp.                                                (108)
  8,000      Texas Instruments, Inc.                                      (141)
                                                                       -------
                                                                          (646)
                                                                       -------
           ELECTRONIC PARTS DISTRIBUTION - (0.90%)
 10,160      Arrow Electronics, Inc.                                      (155)
 12,310      Avnet, Inc.                                                  (156)
                                                                       -------
                                                                          (311)
                                                                       -------
           ENTERPRISE SOFTWARE / SERVICES - (1.70%)
  5,300      BMC Software, Inc.                                            (87)
  7,550      Business Objects S.A. - Sponsored ADR                        (165)
  5,000      Computer Associates International, Inc.                      (111)
  2,300      Hyperion Solutions Corp.                                      (77)
  8,470      PeopleSoft, Inc.                                             (149)
                                                                       -------
                                                                          (589)
                                                                       -------
           HOTELS & MOTELS - (0.87%)
 10,830      Extended Stay America, Inc.                                  (146)
  5,430      Starwood Hotels & Resorts Worldwide, Inc.                    (155)
                                                                       -------
                                                                          (301)
                                                                       -------
           INSTRUMENTS - SCIENTIFIC - (0.55%)
  1,750      Applera Corp. (Applied Biosystems Group)                      (33)
  5,420      Waters Corp.                                                 (158)
                                                                       -------
                                                                          (191)

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
SHARES                                                             MARKET VALUE
                                                                      (000'S)

         SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
           INTERNET SECURITY - (0.19%)
  5,130      Network Associates, Inc.                                 $   (66)
                                                                      -------
           MEDICAL - OUTPATIENT / HOME MEDICAL - (0.25%)
  2,700      Lincare Holdings, Inc.                                       (85)
                                                                      -------
           MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.41%)
  2,170      Cardinal Health, Inc.                                       (140)
                                                                      -------
           MULTIMEDIA - (0.46%)
  2,550      McGraw-Hill Companies, Inc.                                 (158)
                                                                      -------
           PHOTO EQUIPMENT & SUPPLIES - (0.79%)
 10,030      Eastman Kodak Co.                                           (274)
                                                                      -------
           PUBLISHING - NEWSPAPERS - (0.37%)
  2,980      Dow Jones & Company, Inc.                                   (128)
                                                                      -------
           RETAIL - DRUG STORES - (0.50%)
  5,750      Walgreen Co.                                                (173)
                                                                      -------
           SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.56%)
  4,260      Emulex Corp.                                                 (97)
  6,400      Genesis Microchip, Inc.                                      (87)
  1,100      Micrel, Inc.                                                 (11)
                                                                      -------
                                                                         (195)
                                                                      -------
           TELECOMMUNICATIONS EQUIPMENT - (0.75%)
 24,270      Telefonaktiebolaget LM Ericsson - Sponsored ADR             (258)
                                                                      -------
           TELEPHONE - INTEGRATED - (1.53%)
  4,230      ALLTEL Corp.                                                (204)
  3,300      BellSouth Corp.                                              (88)
  6,430      Citizens Communications Co.                                  (83)
  6,040      SBC Communications, Inc.                                    (154)
                                                                      -------
                                                                         (529)
                                                                      -------
           WEB PORTALS / ISP - (0.29%)
  5,460      Overture Services, Inc.                                      (99)
                                                                      -------
           WIRELESS EQUIPMENT - (0.59%)
  5,700      QUALCOMM, Inc.                                              (205)
                                                                      -------
             TOTAL SECURITIES SOLD, NOT YET PURCHASED
             (PROCEEDS $5,961)                                        $(6,508)
                                                                      =======

The accompanying notes are an integral part of these financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               BACAP Opportunity Strategy, LLC
             -------------------------------------------------------------

By (Signature and Title)*  /s/ Robert H. Gordon
                         -------------------------------------------------------
                           Robert H. Gordon, President
                           (principal executive officer)

Date                       SEPTEMBER 8, 2003
    ----------------------------------------------------------------------


(registrant)               BACAP Opportunity Strategy, LLC
             -------------------------------------------------------------

By (Signature and Title)*  /s/ Edward D. Bedard
                         -------------------------------------------------
                           Edward D. Bedard, Chief Financial Officer
                           (principal financial officer)

Date                       SEPTEMBER 8, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Robert H. Gordon
                         -------------------------------------------------
                           Robert H. Gordon, President
                           (principal executive officer)

Date                       SEPTEMBER 8, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Edward D. Bedard
                         -------------------------------------------------
                           Edward D. Bedard, Chief Financial Officer
                           (principal financial officer)

Date                       SEPTEMBER 8, 2003
    ----------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.